Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	SUNBURST ACQUISITIONS V INC
Entity Central Index Key	0001063489
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 2 to our registration statement on Form S-1, initially filed on March 16, 2018 and Pre-Effective Amendment No. 1 filed on May 11, 2018 (File No. 333-223749) (the "Registration Statement") to comments we received from the U.S. Securities and Exchange Commission, including a comment that we file this amendment to provide financial statements for the three months ended March 31, 2018, filed as part of the quarterly report for the same period on Form 10-Q on May 21, 2018 and the corresponding updated disclosures throughout the Amendment No. 2. No additional securities are being registered under this Amendment No.2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Smaller Reporting Company